Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (3,173,379)	$ (4,335,471)	$ (5,469,730)	$ (3,053,000)